Accrued Expenses and Other Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities
Product returns	$ 45.0	$ 46.0	$ 51.4	$ 55.6
Rebates, credits and discounts due to customers	12.2	10.3
Insurance	10.7	9.2
Taxes payable	9.5	8.7
Vacation pay	4.8	4.4
Interest	4.7	13.2
Salaries and wages	3.5	2.6
Bonuses and profit sharing	2.7	5.7
Professional fees	1.5	3.2
Other	12.1	12.2
Accrued expenses and other current liabilities, total	$ 106.7	$ 115.5